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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/11

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):	[__] is a restatement
					[__] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		EMS Capital LP
Address:	499 Park Avenue, 11th Floor
		New York, NY 10022

Form 13F File Number 28-13151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Kevin J. Barrett
Title:	Chief Financial Officer
Phone:	212-891-2713

Signature, Place and Date of Signing:

Kevin J. Barrett	New York, NY	August 12, 2011
----------------	------------	----------------
  [Signature]		[City, State]	    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	21

Form 13F Information Table Value Total: $355,099
					(thousands)

List of other Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

	NONE



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
                     											 Voting Authority
													 ----------------

			Title of               Market Value    Share/Prn   Share/    Put /  Investment
Name of Issuer        	  Class     Cusip      (x$1000)(USD)    Amount      Prn      Call   Discretion  Sole     Shared  None
--------------		--------    -----      -------------   ----------  -------   -----  ----------	----     ------  -----
AMAZON.COM INC		  COM	    023135106	  14,531	 71,060	   SH		    SOLE	  71,060
AMERICAN INTERNATIONAL	  COM	    026874784	   2,023	 69,000	   SH		    SOLE	  69,000
   GROUP /NY
CISCO SYSTEMS INC (NAS)   COM	    17275R102	   2,576	165,000	   SH				 165,000
COMCAST CORP-CLA (NMS)	  CLA	    20030N101	  29,514      1,164,730	   SH		    SOLE       1,164,730
COMVERSE TECHNOLOGY INC	  COM	    205862402	   6,433        830,000    SH		    SOLE         830,000
E*TRADE FINANCIAL CORP	  COM	    269246401	   2,691        195,000    SH		    SOLE         195,000
   (NMS)
EQUINIX INC (NMS)	  COM	    29444U502	  85,635	847,700	   SH		    SOLE	 847,700
FORTRESS INVESTMENT GRP	  CLA	    349588106	   2,024	420,000	   SH		    SOLE	 420,000
   CLA
GENERAL MOTORS CO	  COM	    37045V100	  17,091	562,936	   SH		    SOLE	 562,936
GOOGLE INC CL-A		  CLA	    38259P508	  15,136	 29,890    SH		    SOLE	  29,890
GRANITE BROADCASTING	  COM	    387241805	       1	  2,227	   SH 		    SOLE	   2,227
    CORP (PNK)
MASTERCARD INC-CLASS A	  CLA	    57636Q104	  14,464	 48,000    SH		    SOLE	  48,000
MELCO CROWN ENTERTAINMENT COM	    585464100	  29,509      2,310,830	   SH		    SOLE       2,310,830
    LTD
MENTOR GRAPHICS CORP (NAS)COM	    587200106	   1,527	119,196	   SH		    NONE	 119,196
METROPCS COMMUNICATIONS   COM	    591708102	  25,501      1,481,730    SH		    SOLE       1,481,730
	INC
NETFLIX INC (NMS)	  COM	    64110L106	  15,709	 59,800	   SH		    SOLE	  59,800
PRICELINE COM INC	  COM	    741503403	  26,600	 51,960	   SH		    SOLE	  51,960
SIX FLAGS ENTERTAINMENT	  COM	    83001A102	  17,762	474,280	   SH		    SOLE	 474,280
VERINT SYSTEMS INC (NAS)  COM	    92343X100	   4,159	112,280	   SH		    SOLE	 112,280
VIACOM INC-CLASS B	  CLB	    92553P201     42,008	823,680	   SH		    SOLE	 823,680
21VIANET /SADR		  ADR	    90138A103	     206	 15,000	   SH		    SOLE	  15,000
   CORP

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